SHARE-BASED PAYMENTS - Performance Share Units - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 30, 2024 EquityInstruments	Mar. 31, 2023	Dec. 31, 2025 USD ($) EquityInstruments	Dec. 31, 2024 USD ($) EquityInstruments
Disclosure of Equity Instruments other than options
Total liabilities			$ 1,422,179	$ 90,904
Trade payables and accrued liabilities			111,924	22,594
other long term liabilities			4,614	$ 1,746
Long term debt (note 15)			$ 335,735
Performance share units
Disclosure of Equity Instruments other than options
Number of days of volume weighted average price considered for cash payment		5 days
Awarded | EquityInstruments	160,637		160,637	324,139
Total liabilities			$ 6,500
Trade payables and accrued liabilities			2,300
other long term liabilities			$ 4,200
Long term debt (note 15)				$ 1,500
Performance share units | Minimum
Disclosure of Equity Instruments other than options
Performance percentage		0.00%
Performance share units | Top of range [member]
Disclosure of Equity Instruments other than options
Performance percentage		200.00%